October 21, 2022

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	EA Series Trust

File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, EA Series Trust, formerly, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 186 and, under the Investment Company Act of 1940, as amended, Amendment No. 189 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Strive FAANG 2.0 ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen A. Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL   ●   PARTNER

11300 Tomahawk Creek Pkwy   ●    Ste. 310   ●    Leawood, KS 66211   ●   p: 949.629.3928

Practus, LLP   ●   Karen.Aspinall@Practus.com   ●   Practus.com